Segmented information	3 Months Ended
Mar. 31, 2023
Segment Reporting [Abstract]
Segmented information

14. Segmented information:

Revenue

The Company operates in reportable business segments, the sale of Ad tech advertising and content revenue.

The Company had the following revenue by geographical region.

	Three Months ended March 31, 2023	Three Months ended March 31, 2022
Ad tech advertising revenue
Western Europe	$563,957	$640,093
Central, Eastern and Southern Europe	63,252	54,018
North America	764,298	1,028,051
Other	146,539	432,692

Total ad tech advertising revenue	$1,538,046	$2,154,854

Programmatic advertising revenue
North America	68,070	26,954

Total Programmatic advertising revenue	68,070	26,954

Content revenue
Western Europe	$18,465	$22,513
Central, Eastern and Southern Europe	12	187
North America	333	27,284
Other	48,760	55,679

Total content revenue	$67,570	$105,663

Total revenue
Western Europe	$582,422	$662,606
Central, Eastern and Southern Europe	63,264	54,205
North America	832,701	1,082,289
Other	195,299	488,371

Total revenue	$1,673,686	$2,287,471

Kidoz Inc. and subsidiaries

(Expressed in United States Dollars)

Notes to Unaudited Condensed Interim Consolidated Financial Statements

Three Months ended March 31, 2023 and 2022

(Unaudited)

14. Segmented information: (Continued)

Equipment

The Company’s equipment is located as follows:

Net Book Value	March 31, 2023	December 31, 2022
Anguilla	$-	$60
Canada	18,575	20,143
Israel	9,887	9,279
United Kingdom	3,703	4,040
	$32,165	$33,522